Derivative Instruments and Hedging Activities - Schedule of Changes in Fair Value of Derivatives Designated and Qualifying as Fair Value Hedges (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Derivatives, Fair Value [Line Items]
Current Liabilities	₨ 961	$ 13.1	₨ 669
Fair Value Hedging [Member] | Forward Exchange Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		265.1		$ 189.6
Current Liabilities	887	12.1	669	8.9
Fair Value Hedging [Member] | Forward Exchange Derivative Contracts [Member] | Prepaid Expenses and Other Current Asset [Member]
Derivatives, Fair Value [Line Items]
Other Assets	₨ 876	$ 12.0	₨ 668	$ 8.9